CONCENTRATIONS OF CREDIT RISK (Details) (USD $)									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Residential Real Estate [Member]	Dec. 31, 2013 Construction and Development Loans [Member]	Dec. 31, 2013 Lessors of Nonresidential Real Estate [Member]	Dec. 31, 2013 Lessors of Residential Real Estate [Member]	Dec. 31, 2013 Construction General Contractors and Land Development [Member]	Dec. 31, 2013 Health Care and Social Assistance [Member]	Dec. 31, 2013 Service Contract 1 [Member]	Dec. 31, 2013 Service Contract 2 [Member]	Dec. 31, 2013 Service Contract 3 [Member]	Dec. 31, 2013 Service Contract 4 [Member]	Dec. 31, 2013 Service Contract 5 [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable			$ 545,500,000	$ 50,300,000	$ 284,400,000	$ 74,900,000	$ 51,600,000	$ 57,800,000
Payment plan receivables	$ 60,638,000	$ 84,692,000
Concentrations by insurance company (in hundredths)									33.30%	22.60%	18.30%	16.70%	6.50%
Concentration risk vehicle service (in hundredths)									19.80%	15.30%	13.80%	13.40%	10.80%